Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
DEFERRED TAX (Details) - Narrative [Line Items]
Period for spreading impact of transitional tax provisions as a result new accounting standard		10 years
Deferred tax assets		£ 5,185	£ 6,422	[1]	£ 3,773	[1]
Percentage of tax loss asset expected to be recovered		90.00%
Legal proceedings contingent liability
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in current tax liability		£ 920
Increase in deferred tax asset		£ (285)
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)		23.50%	19.00%		19.00%
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)		£ 1,301	£ 1,152		£ 1,472
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		7,409	8,741		7,095
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		4,783	5,066		£ 5,023
Forecast
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	25.00%
Minimum tax rate for UK headquartered multinational enterprises	15.00%
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		118	8
Life assurance
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		88	339
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		160	156
Current tax expense (income)		635
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration		£ 51	53
Deferred tax assets, expiration term		20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		£ 9	£ 9

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.